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VANGUARD MONEY MARKET FUNDS



SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 29, 2008



REORGANIZATION OF VANGUARD TREASURY MONEY MARKET FUND INTO VANGUARD ADMIRAL(TM) TREASURY MONEY MARKET FUND

Effective at the opening of business on August 11, 2009, the reorganization of Vanguard Treasury Money Market Fund into Vanguard Admiral Treasury Money Market Fund is complete. Any references to Vanguard Treasury Money Market Fund in this prospectus are hereby deleted.


IMPORTANT NOTE REGARDING VANGUARD ADMIRAL TREASURY MONEY MARKET FUND

Vanguard Admiral Treasury Money Market Fund (the Fund) will no longer accept additional investments from any financial advisor, intermediary, or institutional accounts, including those of defined contribution plans. Furthermore, the Fund is no longer available as an investment option for defined contribution plans.

The Fund is closed to new accounts and will remain closed until further notice. During the Fund's closed period, existing retail shareholders may continue to purchase, exchange, or redeem shares of the Fund online, by telephone, or by mail.

The Fund may modify these transaction policies at any time without prior notice to shareholders. You may call Vanguard for more detailed information about the Fund's transaction policies. Participants in employer-sponsored plans may call Vanguard Participant Services at 800-523-1188. Investors in nonretirement accounts and IRAs may call Vanguard's Investor Information Department at 800-662-7447.


(C) 2009 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                      PSMG30 082009

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VANGUARD ADMIRAL FUNDS/(R)/



SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 2008


REORGANIZATION OF VANGUARD TREASURY MONEY MARKET FUND INTO VANGUARD ADMIRAL(TM) TREASURY MONEY MARKET FUND

Effective at the opening of business on August 11, 2009, the reorganization of Vanguard Treasury Money Market Fund into Vanguard Admiral Treasury Money Market Fund is complete. Any references to Vanguard Treasury Money Market Fund in this Statement of Additional Information are hereby deleted.














(C) 2009 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                  PSAI30 082009